Fees Summary	Nov. 13, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,733,417,637.00
Previously Paid Amount	0.00
Total Fee Amount	239,384.98
Total Offset Amount	0.00
Net Fee	239,384.98
Narrative - Max Aggregate Offering Price	$ 1,733,417,637.00
Final Prospectus	true